SUPPLEMENT DATED DECEMBER 09, 2024
   TO THE PROSPECTUS AND SUMMARY PROSPECTUSES EACH DATED APRIL 29, 2024
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     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      FS VARIABLE SEPARATE ACCOUNT
               Polaris Platinum O-Series Variable Annuity
               Polaris Preferred Solution Variable Annuity
              Polaris Retirement Protector Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your contract.

Effective December 09, 2024, Polaris Platinum O-Series Variable Annuity and Polaris Preferred Solution Variable Annuity will no longer be offered for new sales.

Effective December 16, 2024, Polaris Retirement Protector Variable Annuity will no longer be offered for new sales.